SIGNIFICANT ACCOUNTING POLICIES - Current Expected Credit Losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
SIGNIFICANT ACCOUNTING POLICIES
Expected credit loss expenses	$ 15,619	$ 2,002	$ 3,200	$ 9,075